Deferred day 1 profits or losses_Changes of deferred day 1 profits or losses (Details) - KRW (₩) ₩ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of aggregate difference between fair value at initial recognition and amount determined using valuation technique yet to be recognised [Abstract]
Beginning balance	₩ 7,416	₩ 13,422
Changes in aggregate difference between fair value at initial recognition and amount determined using valuation technique yet to be recognised [Abstract]
New transactions	20,820	500
Amounts recognized in losses	(3,000)	(3,613)
Ending balance	₩ 25,236	₩ 10,309
Description of accounting policy for recognising difference between fair value at initial recognition and amount determined using valuation technique	In case some variables to measure fair values of financial instruments are not observable or available in the market, valuation techniques are utilized to evaluate such financial instruments. Those financial instruments are recorded at the fair value produced by the valuation techniques as at the time of acquisition, even though there are difference noted between the transaction price and the fair value. The table above presents the difference yet to be realized as profit or losses.	In case some variables to measure fair values of financial instruments are not observable or available in the market, valuation techniques are utilized to evaluate such financial instruments. Those financial instruments are recorded at the fair value produced by the valuation techniques as at the time of acquisition, even though there are difference noted between the transaction price and the fair value. The table above presents the difference yet to be realized as profit or losses.